Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Sep. 30, 2021 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 43,407,141
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	860,646
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,101,156
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	18,996,743
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,287,113
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 22,129